Annual Fund Operating Expenses - Investment Class Shares - DWS Treasury Portfolio - Investment Class Shares	Aug. 01, 2021
Operating Expenses:
Management fee	0.05%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.33%
Total annual fund operating expenses	0.63%